Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2024
Key Sources of Estimation Uncertainty [Abstract]
KEY SOURCES OF ESTIMATION UNCERTAINTY
6.	KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Group’s accounting policies, which are described in Note 4, management is required to make estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets within the next financial year.

Allowance for expected credit losses on other receivables

The Company assessed the latest performance and financial position of the counterparties, adjusted for the future outlook of the industry in which the counterparties operate in, and concluded that there has been no significant increase in the credit risk since the initial recognition of the financial assets. Accordingly, the Company measured the impairment loss allowance using 12-month ECL and determined that the ECL is insignificant.

Depreciation of property, plant and equipment

As described in Note 4, the Group reviews the estimated useful lives and residual values of property, plant and equipment at the end of each reporting period. The cost of property, plant and equipment is depreciated on a straight-line basis over the assets’ estimated useful lives. Management estimates the useful lives of these property, plant and equipment to be within 5 to 30 years. These are the common life expectancies applied in the same industry. Changes in the expected level of usage and technological developments could impact the economic useful lives and the residual values of these assets, therefore future depreciation charges could be revised.

Amortization of intangible assets

The Group estimated useful lives of intangible assets with finite useful lives are amortized on a systematic basis over their estimated useful lives. The amortization method should reflect the pattern in which the asset’s economic benefits are consumed, which is at 1 to 5 years and also taken into the consideration of the competition of the industry, there is no residual value as there is no commitment from a third party to purchase the intangible asset at the end of its useful life or an active market for the intangible asset.